Operating Lease - Schedule of Operating Lease Cost and Short-term Lease Cost (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease, Cost [Abstract]
Operating lease cost	$ 1,138,187	$ 1,400,798	$ 908,008
Short-term lease cost	457,956	703,521	1,032,818
Total lease cost	$ 1,596,143	$ 2,104,319	$ 1,940,826